Income/(loss) per share (Tables)	6 Months Ended
Jun. 30, 2026
(Loss)/income per share
Schedule of basic and diluted income/(loss) per share

The reported basic and diluted (loss)/income per share were as follows:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
	$	$	$	$
(Loss)/income per share from continuing operations
Basic	(0.04)	0.16	0.15	0.30
Diluted	(0.04)	0.15	0.15	0.29

Income/(loss) per share from discontinued operations
Basic	0.02	(0.05)	0.04	(0.09)
Diluted	0.02	(0.05)	0.04	(0.09)

(Loss)/income per share
Basic	(0.03)	0.11	0.20	0.20
Diluted	(0.03)	0.10	0.19	0.20

The following tables set out the data used in the basic and diluted (loss)/income per share calculations:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
(Loss)/income from continuing operations
(Loss)/income for the period	(15.1)	52.5	52.0	99.5
Exclude: loss for the period attributable to non-controlling interests	—	—	—	—
(Loss)/income for the period attributable to owners of the Company	(15.1)	52.5	52.0	99.5

Income/(loss) from discontinued operations
Income/(loss) for the period	7.6	(20.2)	17.5	(36.5)
Exclude: (income)/loss for the period attributable to non-controlling interests	(1.3)	3.1	(2.5)	5.5
Income/(loss) for the period attributable to owners of the Company	6.3	(17.1)	15.0	(31.0)

(Loss)/income for the period	(7.5)	32.3	69.5	63.0
Exclude: (income)/loss for the period attributable to non-controlling interests	(1.3)	3.1	(2.5)	5.5
(Loss)/income for the period attributable to owners of the Company	(8.8)	35.4	67.0	68.5

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
	'000	'000	'000	'000

Weighted average number of ordinary shares outstanding	338,249	335,515	336,988	334,563
Weighted average number of potential ordinary shares	5,807	4,640	6,664	5,197